Schedule of restatement of consolidated statement of changes in shareholders equity (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019		Jul. 31, 2018	Jul. 31, 2017
Correction Of Errors [Line Items]
Total net loss	$ (69,608)	[1]	$ (23,350)
Deficit	(112,742)	[1]	(43,134)
Shareholder's equity	788,712	[1]	$ 322,873	$ 32,439
Previously reported
Correction Of Errors [Line Items]
Total net loss	(81,564)
Deficit	(124,698)
Shareholder's equity	776,756
Correction
Correction Of Errors [Line Items]
Total net loss	14,373
Deficit	14,373
Shareholder's equity	14,373
Adjustments
Correction Of Errors [Line Items]
Total net loss	(2,417)
Deficit	(2,417)
Shareholder's equity	$ (2,417)

[1]	Restated